Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jul. 22, 2016
Document Effective Date	Jul. 29, 2016
Prospectus Date	Jul. 29, 2016
Great Lakes Bond Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GLBNX
Great Lakes Disciplined Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GLDNX
Great Lakes Disciplined International Smaller Company Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GLISX
Great Lakes Large Cap Value Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GLLIX
Great Lakes Small Cap Opportunity Fund | Investor Class Shares
Prospectus:
Trading Symbol	GLSCX
Great Lakes Small Cap Opportunity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GLSIX